UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4084

					Hawaiian Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:
						(212) 697-6666


				Date of fiscal year end:	3/31

			Date of reporting period:	      9/30/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS


SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2006

                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

                          A TAX-FREE INCOME INVESTMENT

                        [LOGO OF HAWAIIAN TAX-FREE TRUST:
                        A PLAM TREE IN FRONT OF A CIRCLE
                  WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]              AQUILA GROUP OF FUNDS (SM)

[LOGO OF HAWAIIAN TAX-FREE TRUST:
A PLAM TREE IN FRONT OF A CIRCLE
WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

               SERVING HAWAII INVESTORS FOR MORE THAN TWO DECADES

                             HAWAIIAN TAX-FREE TRUST
                            "BUILT TO RIDE THE WAVES"

                                                                  November, 2006

Dear Fellow Shareholder:

      As you are no doubt aware, the financial markets have certainly had their fair share of crests and troughs recently - one day the markets are up, and the next day, they are down. Riding these waves is not always easy for investors.

      The management of Hawaiian Tax-Free Trust understands investors' apprehension when it comes to fluctuations with your hard-earned investment monies. And, this concern is especially pertinent as it relates to saving for and funding your retirement.

      With this very real and inevitable concern in mind, Hawaiian Tax-Free Trust has endeavored to structure the Trust to "ride the waves" with the least upset to investors as possible. How do we go about seeking to accomplish this?

INVESTMENT QUALITY

      No matter what quality rating exists with a security, it will still be subject to market fluctuations. However, our experience has been that top-quality ratings do not fluctuate as much as lower quality ratings. Furthermore, when they do fluctuate, they tend to fluctuate less and usually return to their base market price at a quicker rate than lower-grade securities.

      In accordance with the Trust's prospectus, Hawaiian Tax-Free Trust can only purchase investment-grade securities - those within the top four credit quality ratings - AAA, AA, A and Baa. In point of practice, however, we have consistently sought to have the bulk of the portfolio securities invested within the top two grades - AAA and AA. On September 30, 2006, 97.3% of the portfolio consisted of AAA and AA rated securities.

MATURITY

      As we have emphasized in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also tend to experience a higher degree of volatility in their price.

      Hawaiian Tax-Free Trust balances out longer-term maturities by having a portion of the Trust's investments in shorter-term maturities. Through utilizing a blend of maturities - both shorter-term and longer-term - Hawaiian Tax-Free Trust attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease.

DIVERSIFICATION OF THE PORTFOLIO

      To the maximum extent possible, Hawaiian Tax-Free Trust strives to invest in as many projects as possible throughout the islands. The portfolio might be comprised of a school district bond on

                      NOT A PART OF THE SEMI-ANNUAL REPORT

Honolulu, a transportation bond on Maui and a housing bond on the Big Island. In this way, we strive to ensure that no one project, type of project, or area of the State can have any significant adverse influence upon your investment in the Trust.

TAX-FREE INCOME

      No matter what return Hawaiian Tax-Free Trust provides, it must be remembered that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As an example, you would have to earn 6.7%* on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Hawaiian Tax-Free Trust offers you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

SUMMARY

      The Trust uses this combination of quality, maturity, and diversification as it seeks to provide you with as high a level of tax-free income as is consistent with preservation of capital.

      As we are sure you are aware, there is no way to take ALL the waves out of investing. But, you can rest assured that Hawaiian Tax-Free Trust continually strives to do its very best to make sure your ride is as smooth as possible.


                                        Sincerely,


/s/ Diana P. Herrmann                              /s/ Lacy B. Herrmann

Diana P. Herrmann                                  Lacy B. Herrmann
President                                          Founder and Chairman Emeritus

* For illustration purposes only - assumes a 35% Federal and 8.25% state tax-rate. This does not represent past or future performance of any investment. For certain investors, some dividends may be subject to Federal and State taxes, Including the Alternative Minimum Tax (AMT).

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                             HAWAIIAN TAX-FREE TRUST
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL BONDS (100.6%)                                     S&P              VALUE
--------------    ------------------------------------------------------     --------       -------------
                  HAWAII (95.8%)
                  ------------------------------------------------------
                  HAWAII GENERAL OBLIGATION BONDS (58.0%)
                  ------------------------------------------------------
                  City and County of Honolulu, Hawaii , Series A,
                     FGIC Insured
$    9,970,000    7.350%, 07/01/07**** .................................      Aaa/AAA       $  10,245,571
     3,600,000    7.350%, 07/01/08 .....................................      Aaa/AAA           3,830,040
     1,715,000    6.000%, 01/01/11 .....................................      Aaa/AAA           1,876,879
         5,000    5.750%, 04/01/11 .....................................      Aaa/AAA               5,438
     1,580,000    6.000%, 01/01/12 .....................................      Aaa/AAA           1,758,761
     3,025,000    5.750%, 04/01/13**** .................................      Aaa/AAA           3,387,365
                  City and County of Honolulu, Hawaii, Series A,
                     FSA Insured
     2,500,000    5.000%, 09/01/09 .....................................      Aaa/AAA           2,601,350
                  City and County of Honolulu, Hawaii, Series A, FSA
                     Insured, Prerefunded 09/01/11 @100, Collateral:
                     US Treasury Obligations & Resolution Funding Corp.
     3,500,000    5.375%, 09/01/18 .....................................      Aaa/AAA           3,783,640
     2,000,000    5.125%, 09/01/20 .....................................      Aaa/AAA           2,139,760
                  City and County of Honolulu, Hawaii, Series A,
                     MBIA Insured
     9,335,000    5.000%, 07/01/21 .....................................      Aaa/AAA          10,010,294
     5,000,000    5.000%, 07/01/22 .....................................      Aaa/AAA           5,350,250
                  City and County of Honolulu, Hawaii, Series A, MBIA
                     Insured, Prerefunded 03/01/13 @100, Collateral:
                     US Government Securities
     1,885,000    5.250%, 03/01/15 .....................................      Aaa/AAA           2,059,268
     3,005,000    5.250%, 03/01/17 .....................................      Aaa/AAA           3,282,812
     1,255,000    5.250%, 03/01/18 .....................................      Aaa/AAA           1,371,025
                  City and County of Honolulu, Hawaii, 1993 Series A,
                     FGIC - TCRS Insured, Escrowed to Maturity,
                     Collateral: US Government Securities
     4,110,000    6.000%, 01/01/11**** .................................      Aaa/AAA           4,501,313
       920,000    6.000%, 01/01/12 .....................................      Aaa/AAA           1,025,018

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                  S&P              VALUE
--------------    ------------------------------------------------------     --------       -------------
                  City and County of Honolulu, Hawai 1994 Series A,
                     FGIC Insured, Escrowed to Maturity,
                     Collateral: US Government Securities
$    3,995,000    5.750%, 04/01/11**** .................................      Aaa/NR        $   4,355,189
       775,000    5.750%, 04/01/13 .....................................      Aaa/AAA             869,736
                  City and County of Honolulu, Hawaii Refunded - 1995
                     Series A, Escrowed to Maturity, MBIA Insured,
                     Collateral: US Government Securities
     1,355,000    6.000%, 11/01/09 .....................................      Aaa/AAA           1,452,086
       860,000    6.000%, 11/01/09 .....................................      Aaa/AAA             921,619
     1,090,000    6.000%, 11/01/10 .....................................      Aaa/AAA           1,190,890
       410,000    6.000%, 11/01/10 .....................................      Aaa/AAA             447,950
                  City and County of Honolulu, Hawaii, 2003- Series A,
                     MBIA Insured, Unrefunded Portion
     1,115,000    5.250%, 03/01/15 .....................................      Aaa/AAA           1,220,078
     1,775,000    5.250%, 03/01/17 .....................................      Aaa/AAA           1,929,567
       745,000    5.250%, 03/01/18 .....................................      Aaa/AAA             807,669
                  City and County of Honolulu, Hawaii , Series B,
                     FGIC Insured, Unrefunded Portion
     7,310,000    5.500%, 10/01/11 .....................................      Aaa/AAA           7,946,335
                  City and County of Honolulu, Hawaii, Series B,
                     Prerefunded 11/01/07 @101, FGIC Insured,
                     Collateral: US Treasury Obligations & Agencies
       930,000    5.000%, 11/01/13 .....................................      Aaa/AAA             953,827
     1,060,000    5.000%, 11/01/14 .....................................      Aaa/AAA           1,087,157
       530,000    5.000%, 11/01/16 .....................................      Aaa/AAA             543,579
     1,400,000    5.000%, 11/01/17 .....................................      Aaa/AAA           1,435,868
                  City and County of Honolulu, Hawaii, Series B,
                     Prerefunded 07/01/09 @101, FGIC Insured,
                     Collateral: US Treasury & Agency Obligations
     2,595,000    5.125%, 07/01/15 .....................................      Aaa/AAA           2,726,385
                  City and County of Honolulu, Hawaii, Series B,
                     Prerefunded to 07/01/09 @ 101, FGIC Insured,
                     Collateral: US Government Securities
     4,490,000    5.000%, 07/01/19 .....................................      Aaa/AAA           4,702,781
     1,395,000    5.000%, 07/01/20 .....................................      Aaa/AAA           1,461,109

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                  S&P              VALUE
--------------    ------------------------------------------------------     --------       -------------
                  City and County of Honolulu, Hawaii, Series C,
                     FGIC Insured
$    7,750,000    5.125%, 07/01/14 .....................................      Aaa/AAA       $   8,134,090
     2,510,000    5.000%, 07/01/18 .....................................      Aaa/AAA           2,620,892
                  City and County of Honolulu, Hawaii, Series C,
                     MBIA Insured
     6,740,000    5.000%, 07/01/18 .....................................      Aaa/AAA           7,289,512
                  City and County of Honolulu, Hawaii,  Series D,
                     MBIA Insured
     3,750,000    5.000%, 07/01/19 .....................................      Aaa/AAA           4,044,225
     6,080,000    5.000%, 07/01/21 .....................................      Aaa/AAA           6,519,827
                  City and County of Honolulu, Hawaii, Series F,
                     FGIC Insured
     5,335,000    5.250%, 07/01/20 .....................................      Aaa/AAA           5,843,159
                  City and County of Honolulu, Hawaii , Water Utility
                     Refunding and Improvement, Escrowed to Maturity,
                     FGIC Insured, Collateral: US Government Securities
     1,125,000    6.000%, 12/01/12 .....................................      Aaa/AAA           1,273,545
     1,050,000    6.000%, 12/01/15 .....................................      Aaa/AAA           1,236,092
                  County of Hawaii, Series A, CIFG Insured
     2,715,000    5.000%, 07/15/19 .....................................      Aaa/AAA           2,948,843
     2,850,000    5.000%, 07/15/20 .....................................      Aaa/AAA           3,083,443
                  County of Hawaii, Series A, FGIC Insured
     1,700,000    5.450%, 05/01/07 .....................................      Aaa/AAA           1,718,173
     3,170,000    5.500%, 05/01/08 .....................................      Aaa/AAA           3,263,769
     2,500,000    5.550%, 05/01/09 .....................................      Aaa/AAA           2,623,825
     4,905,000    5.600%, 05/01/11**** .................................      Aaa/AAA           5,319,571
     1,000,000    5.600%, 05/01/12 .....................................      Aaa/AAA           1,099,650
     1,000,000    5.600%, 05/01/13 .....................................      Aaa/AAA           1,112,430
     1,465,000    5.500%, 07/15/16 .....................................      Aaa/AAA           1,579,490
                  County of Hawaii, Series A, FSA Insured
     1,000,000    5.400%, 05/15/15 .....................................      Aaa/AAA           1,053,850
     1,000,000    5.000%, 07/15/16 .....................................      Aaa/AAA           1,071,700
     2,000,000    5.000%, 07/15/17 .....................................      Aaa/AAA           2,137,220
     1,470,000    5.625%, 05/15/18 .....................................      Aaa/AAA           1,556,951
     1,000,000    5.000%, 07/15/18 .....................................      Aaa/AAA           1,065,540

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                  S&P              VALUE
--------------    ------------------------------------------------------     --------       -------------
                  County of Kauai, Hawaii, MBIA Insured,
                     Prerefunded 08/01/11 @100,
                     Collateral: State & Local Government Series 100%
$      140,000    5.625%, 08/01/13 .....................................      NR/AAA        $     152,705
       560,000    5.625%, 08/01/14 .....................................      NR/AAA              610,820
       355,000    5.625%, 08/01/17 .....................................      NR/AAA              387,216
       345,000    5.625%, 08/01/18 .....................................      NR/AAA              376,309
       805,000    5.500%, 08/01/20 .....................................      NR/AAA              873,634
                  County of Kauai, Hawaii, MBIA Insured,
                     Unrefunded Portion
       985,000    5.625%, 08/01/13 .....................................      NR/AAA            1,071,660
     1,060,000    5.625%, 08/01/14 .....................................      NR/AAA            1,150,810
       680,000    5.625%, 08/01/17 .....................................      NR/AAA              736,692
       655,000    5.625%, 08/01/18 .....................................      NR/AAA              709,011
     1,555,000    5.500%, 08/01/20 .....................................      NR/AAA            1,671,874
                  County of Kauai, Hawaii, Series A, FGIC Insured
     1,000,000    5.000%, 08/01/23 .....................................      Aaa/AAA           1,067,550
     1,500,000    5.000%, 08/01/25 .....................................      Aaa/AAA           1,595,610
                  County of Kauai, Hawaii, Series A, FGIC Insured,
                     Prerefunded 08/01/10 @100,
                     Collateral: State & Local Government Series 100%
     1,000,000    6.125%, 08/01/13 .....................................      Aaa/AAA           1,091,660
     1,010,000    6.250%, 08/01/14 .....................................      Aaa/AAA           1,107,051
     1,000,000    6.250%, 08/01/15 .....................................      Aaa/AAA           1,096,090
     1,000,000    6.250%, 08/01/16 .....................................      Aaa/AAA           1,096,090
     1,275,000    6.250%, 08/01/17 .....................................      Aaa/AAA           1,397,515
                  County of Kauai, Hawaii, Series A, MBIA Insured,
                     Refunding Bonds
     1,010,000    5.700%, 02/01/07 .....................................      Aaa/AAA           1,010,798
                  County of Kauai, Hawaii, 2005-Series A, FGIC Insured
     1,560,000    5.000%, 08/01/16 .....................................      Aaa/AAA           1,700,384
     2,010,000    5.000%, 08/01/17 .....................................      Aaa/AAA           2,183,021
     2,060,000    5.000%, 08/01/18 .....................................      Aaa/AAA           2,229,311
     1,075,000    5.000%, 08/01/19 .....................................      Aaa/AAA           1,160,022

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                  S&P              VALUE
--------------    ------------------------------------------------------     --------       -------------
                  County of Kauai, Hawaii Refunding Bonds,
                     Series B & C, AMBAC Insured
$    1,355,000    5.900%, 08/01/08 .....................................      Aaa/AAA       $   1,410,718
       435,000    5.900%, 08/01/08 .....................................      Aaa/AAA             452,887
     1,300,000    5.950%, 08/01/10 .....................................      Aaa/AAA           1,410,604
                  County of Maui, Hawaii, MBIA Insured
     1,250,000    3.800%, 03/01/16 .....................................      Aaa/AAA           1,246,050
     2,500,000    5.000%, 03/01/18 .....................................      Aaa/AAA           2,697,300
     1,105,000    5.000%, 03/01/19 .....................................      Aaa/AAA           1,188,925
                  County of Maui, Hawaii, Series A, FGIC Insured,
                     Prerefunded 09/01/07 @101,
                     Collateral: US Government Securities
     1,130,000    5.250%, 09/01/13 .....................................      Aaa/AAA           1,158,747
     1,265,000    5.250%, 09/01/15 .....................................      Aaa/AAA           1,297,182
     1,335,000    5.250%, 09/01/16 .....................................      Aaa/AAA           1,368,962
                  County of Maui, Hawaii, Series A,  FGIC Insured,
                     Prerefunded 03/01/08 @101,
                     Collateral: US Government Securities
     1,200,000    5.125%, 03/01/14 .....................................      Aaa/AAA           1,238,124
     1,050,000    5.125%, 03/01/16 .....................................      Aaa/AAA           1,083,359
     2,590,000    5.250%, 03/01/18 .....................................      Aaa/AAA           2,676,687
                  County of Maui, Hawaii, 2001 - Series A, MBIA Insured,
                     Partially Prerefunded 03/01/11 @ 100,
                     Collateral: US Government Securities
     1,000,000    5.500%, 03/01/18 .....................................      NR/AAA            1,070,880
                  County of Maui, Hawaii, 2002 - Series A, MBIA Insured,
                     Prerefunded to 03/01/12 @ 100,
                     Collateral: US Government Securities
     1,105,000    5.250%, 03/01/15 .....................................      Aaa/AAA           1,194,406
     1,205,000    5.250%, 03/01/16 .....................................      Aaa/AAA           1,302,497
     1,000,000    5.250%, 03/01/18 .....................................      Aaa/AAA           1,080,910
     1,750,000    5.250%, 03/01/19 .....................................      Aaa/AAA           1,891,593
     1,000,000    5.000%, 03/01/20 .....................................      Aaa/AAA           1,068,720
                  County of Maui, Hawaii , Series B, FGIC Insured
     1,065,000    5.250%, 03/01/11 .....................................      Aaa/AAA           1,139,145

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                  S&P              VALUE
--------------    ------------------------------------------------------     --------       -------------
                  County of Maui, Hawaii Series B, MBIA Insured,
                     Refunding Bonds,
$    1,445,000    5.375%, 09/01/12 .....................................      Aaa/AAA       $   1,583,590
                  County of Maui, Hawaii, Series C, FGIC Insured
     1,020,000    5.250%, 03/01/16 .....................................      Aaa/AAA           1,087,147
     1,250,000    5.250%, 03/01/20 .....................................      Aaa/AAA           1,324,975
                  State of Hawaii, Series BZ, FGIC Insured
     3,700,000    6.000%, 10/01/11 .....................................      Aaa/AAA           4,105,964
     3,500,000    6.000%, 10/01/12 .....................................      Aaa/AAA           3,947,090
                  State of Hawaii, Series CA, FGIC Insured
     2,000,000    5.750%, 01/01/11 .....................................      Aaa/AAA           2,169,260
                  State of Hawaii, Series CH
     1,000,000    4.750%, 11/01/11 .....................................      Aa2/AA-           1,051,930
                  State of Hawaii, Series CH, FGIC Insured
     5,000,000    6.000%, 11/01/07 .....................................      Aaa/AAA           5,129,000
     3,390,000    6.000%, 11/01/08 .....................................      Aaa/AAA           3,556,008
                  State of Hawaii, Series CL, FGIC Insured
     2,305,000    6.000%, 03/01/11 .....................................      Aaa/AAA           2,530,521
                  State of Hawaii, Series CM, FGIC Insured
     3,000,000    6.500%, 12/01/15 .....................................      Aaa/AAA           3,636,900
                  State of Hawaii, Series CN, FGIC Insured,
                     Prerefunded 03/01/07 @102,
                     Collateral: US Government Securities
     4,000,000    5.250%, 03/01/10 .....................................      Aaa/AAA           4,107,280
     4,000,000    5.250%, 03/01/13 .....................................      Aaa/AAA           4,107,280
     3,000,000    5.500%, 03/01/14 .....................................      Aaa/AAA           3,083,460
     7,950,000    5.250%, 03/01/15 .....................................      Aaa/AAA           8,163,219
     1,000,000    5.250%, 03/01/17 .....................................      Aaa/AAA           1,026,820
                  State of Hawaii, Series CP, FGIC Insured,
                     Prerefunded to 10/01/07 @101,
                     Collateral: US Government Securities
     3,565,000    5.000%, 10/01/13 .....................................      Aaa/AAA           3,652,164
     1,565,000    5.000%, 10/01/14 .....................................      Aaa/AAA           1,603,264
     3,565,000    5.000%, 10/01/15 .....................................      Aaa/AAA           3,652,164
     5,135,000    5.000%, 10/01/17 .....................................      Aaa/AAA           5,260,551

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                  S&P              VALUE
--------------    ------------------------------------------------------     --------       -------------
                  State of Hawaii, Series CP, FGIC Insured, Unrefunded
$    1,435,000    5.000%, 10/01/13 .....................................      Aaa/AAA       $   1,468,809
       630,000    5.000%, 10/01/14 .....................................      Aaa/AAA             644,597
     1,435,000    5.000%, 10/01/15 .....................................      Aaa/AAA           1,467,818
     2,060,000    5.000%, 10/01/17 .....................................      Aaa/AAA           2,107,524
                  State of Hawaii, Series CR, MBIA Insured,
                     Prerefunded 04/01/08 @101,
                     Collateral: US Government Securities
     1,000,000    5.250%, 04/01/13 .....................................      Aaa/AAA           1,034,860
     5,000,000    5.000%, 04/01/16 .....................................      Aaa/AAA           5,156,300
     9,600,000    5.000%, 04/01/17**** .................................      Aaa/AAA           9,900,096
                  State of Hawaii, Series CS, MBIA Insured
     5,500,000    5.000%, 04/01/09 .....................................      Aaa/AAA           5,692,555
                  State of Hawaii, Series CU, Prerefunded 10/01/10 @100,
                     MBIA Insured, Collateral: State & Local
                     Government Series 100%
     3,000,000    5.600%, 10/01/19 .....................................      Aaa/AAA           3,228,150
                  State of Hawaii, Series CV, FGIC Insured
    11,000,000    5.000%, 08/01/20**** .................................      Aaa/AAA          11,536,800
     5,000,000    5.250%, 08/01/21 .....................................      Aaa/AAA           5,323,400
     1,015,000    5.000%, 08/01/21 .....................................      Aaa/AAA           1,060,898
                  State of Hawaii, Series CX, FSA Insured
     8,725,000    5.500%, 02/01/13**** .................................      Aaa/AAA           9,516,881
       500,000    5.000%, 02/01/19 .....................................      Aaa/AAA             525,455
     2,500,000    5.500%, 02/01/21 .....................................      Aaa/AAA           2,711,775
                  State of Hawaii, Series CZ, FSA Insured, Unrefunded
     5,305,000    5.250%, 07/01/16 .....................................      NR/AAA            5,700,965
                  State of Hawaii, Series CZ, FSA Insured
    14,000,000    5.250%, 07/01/18 .....................................      Aaa/AAA          15,007,720
                  State of Hawaii, Series CZ, FSA Insured
                     Prerefunded to 07/01/12 @100,
                     Collateral: US Government Securities
     3,000,000    5.250%, 07/01/17 .....................................      Aaa/AAA           3,256,140
                  State of Hawaii, Series DD, MBIA Insured, Unrefunded
     1,470,000    5.000%, 05/01/18 .....................................      Aaa/AAA           1,576,119

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                  S&P              VALUE
--------------    ------------------------------------------------------     --------       -------------
                  State of Hawaii, Series DE, MBIA Insured
$   10,000,000    5.000%, 10/01/21 .....................................      Aaa/AAA       $  10,671,200
                  Hawaii State Series DF, AMBAC Insured
     3,500,000    5.000%, 07/01/18 .....................................      Aaa/AAA           3,785,355
    10,000,000    5.000%, 07/01/22 .....................................      Aaa/AAA          10,700,500
     3,500,000    5.000%, 07/01/23 .....................................      Aaa/AAA           3,734,535
    10,000,000    5.000%, 07/01/24 .....................................      Aaa/AAA          10,647,400
                  Hawaii State Series DG, AMBAC Insured, Refunding
     2,000,000    5.000%, 07/01/17 .....................................      Aaa/AAA           2,169,240
                  Hawaii State Series DI, FSA Insured
     5,000,000    5.000%, 03/01/20 .....................................      Aaa/AAA           5,413,100
     2,750,000    5.000%, 03/01/21 .....................................      Aaa/AAA           2,961,530
     5,000,000    5.000%, 03/01/22 .....................................      Aaa/AAA           5,372,400
                                                                                            -------------
                                                                                              415,480,644
                                                                                            -------------

                  HAWAII REVENUE BONDS (37.8%)
                  ------------------------------------------------------
                  Board of Regents, University of Hawaii, University
                     System, Series A, FGIC Insured,
                     Prerefunded to 07/15/12 @ 100,
                     Collateral: State & Local Government Series 100%
     2,000,000    5.500%, 07/15/19 .....................................      Aaa/AAA           2,185,700
     2,000,000    5.500%, 07/15/21 .....................................      Aaa/AAA           2,182,420
     2,000,000    5.500%, 07/15/22 .....................................      Aaa/AAA           2,173,760
     3,000,000    5.500%, 07/15/29 .....................................      Aaa/AAA           3,244,470
                  Board of Regents, University of Hawaii, University
                     System, Series B, FSA Insured
     1,110,000    5.250%, 10/01/12 .....................................      Aaa/AAA           1,192,473
     1,000,000    5.250%, 10/01/13 .....................................      Aaa/AAA           1,071,940
     1,140,000    5.250%, 10/01/14 .....................................      Aaa/AAA           1,219,857
     1,395,000    5.250%, 10/01/15 .....................................      Aaa/AAA           1,493,375
                  City and County of Honolulu, Hawaii Board of Water
                     Supply & System, FSA Insured,
                     Prerefunded to 07/01/11 @ 100,
                     Collateral: US Government Securities
     5,450,000    5.250%, 07/01/23 .....................................      Aaa/AAA           5,848,286

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII REVENUE BONDS (CONTINUED)                              S&P             VALUE
--------------    ------------------------------------------------------     --------       -------------
                  City and County of Honolulu, Hawaii Board of Water
                     Supply & System, Series A, FGIC Insured
$    3,265,000    4.750%, 07/01/20 .....................................      Aaa/AAA       $   3,419,826
     1,230,000    5.000%, 07/01/21 .....................................      Aaa/AAA           1,310,282
                  City and County of Honolulu, Hawaii Board of Water
                     Supply Water Systems, FSA Insured,
                     Prerefunded 07/01/2011 @100,
                     Collateral: US Government Securities
       305,000    5.500%, 07/01/15 .....................................      Aaa/AAA             330,589
     1,490,000    5.125%, 07/01/21 .....................................      Aaa/AAA           1,590,828
                  City and County of Honolulu, Hawaii Board of Water
                     Supply & System , Series A, MBIA Insured
    30,000,000    4.750%, 07/01/31 .....................................      Aaa/AAA          30,631,800
                  City and County of Honolulu, Hawaii Improvement
                     District No. 261 (Halawa Business Park),
                     Special Assessment Bonds
       290,000    6.900%, 10/15/06 .....................................       NR/NR              290,355
                  City and County of Honolulu, Hawaii Wastewater
                     Systems, FGIC Insured
     1,395,000    5.000%, 07/01/12 .....................................      Aaa/NR            1,461,109
                  City and County of Honolulu, Hawaii Wastewater
                     Systems, Series A, FGIC Insured
     2,825,000    5.000%, 07/01/22 .....................................      Aaa/AAA           3,022,891
                  City and County of Honolulu, Hawaii Wastewater
                     Systems, Junior Series, FGIC Insured
     2,000,000    5.250%, 07/01/18 .....................................      Aaa/AAA           2,101,840
     5,055,000    5.000%, 07/01/23 .....................................      Aaa/AAA           5,255,481
                  City and County of Honolulu, Hawaii Wastewater
                     Systems, Senior Series, AMBAC Insured
     1,810,000    5.500%, 07/01/11 .....................................      Aaa/NR            1,960,212
                  City & County of Honolulu, Hawaii Wastewater
                     Systems Revenue First Bond Resolution-SER SR,
                     Prerefunded to 07/01/11 @ 100,
                     Collateral: State & Local Government Series 100%
     1,065,000    5.500%, 07/01/16 .....................................      Aaa/NR            1,154,354
     3,000,000    5.500%, 07/01/17 .....................................      Aaa/NR            3,251,700

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII REVENUE BONDS (CONTINUED)                              S&P             VALUE
--------------    ------------------------------------------------------     --------       -------------
                  City & County of Honolulu, Hawaii Wastewater
                     Systems Revenue First Bond Resolution-SER SR,
                     Prerefunded to 07/01/11 @ 100,
                     Collateral: State & Local Government Series 100%
$    2,310,000    5.500%, 07/01/18 .....................................      Aaa/NR        $   2,503,809
     2,000,000    5.250%, 07/01/19 .....................................      Aaa/NR            2,146,160
                  City & County of Honolulu, Hawaii Wastewater
                     Systems Senior Series A, FGIC Insured
     2,000,000    5.000%, 07/01/24 .....................................      Aaa/AAA           2,129,480
                  City and County of Honolulu, Hawaii Wastewater
                     System First Bond Resolution, Senior Series A,
                     MBIA Insured
     4,560,000    4.500%, 07/01/32 .....................................      Aaa/AAA           4,573,999
     1,000,000    5.000%, 07/01/36 .....................................      Aaa/AAA           1,055,980
                  City and County of Honolulu, Hawaii Wastewater
                     System Second Bond, Junior A-1, MBIA Insured
     1,025,000    5.000%, 07/01/17 .....................................      Aaa/AAA           1,120,817
                  City and County of Honolulu, Hawaii Wastewater
                     System Second Bond, Junior B-1, MBIA Insured
     1,340,000    5.000%, 07/01/18 .....................................      Aaa/AAA           1,459,568
     1,935,000    5.000%, 07/01/19 .....................................      Aaa/AAA           2,101,120
     2,035,000    5.000%, 07/01/20 .....................................      Aaa/AAA           2,201,137
    19,715,000    5.000%, 07/01/32 .....................................      Aaa/AAA          20,850,978
                  City and County of Honolulu, Hawaii Board of Water
                     Supply Water Systems, FSA Insured,
                     Unrefunded Balance
       315,000    5.500%, 07/01/15 .....................................      Aaa/AAA             341,000
                  City and County of Honolulu, Hawaii Board of Water
                     Supply Water Systems, FSA Insured,
                     Unrefunded Balance
     1,510,000    5.125%, 07/01/21 .....................................      Aaa/AAA           1,590,619

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII REVENUE BONDS (CONTINUED)                              S&P             VALUE
--------------    ------------------------------------------------------     --------       -------------
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Chaminade University,
                     Honolulu), Radian Insured
$    1,000,000    5.000%, 01/01/26 .....................................      NR/NR2        $   1,048,960
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Linked Certificates
                     (Kapiolani Health Care)
     5,000,000    6.400%, 07/01/13 .....................................     Baa1/BBB+          5,480,000
                  Hawaii State Department of Budget and Finance Special
                     Purpose Revenue (Mid Pacific Institute),
                     Radian Insured
     2,000,000    4.625%, 01/01/31 .....................................       NR/AA            2,011,080
     1,210,000    4.625%, 01/01/36 .....................................       NR/AA            1,213,085
                  Hawaii State Department of Budget and Finance Special
                     Purpose Revenue (Hawaiian Electric Company, Inc.),
                     Series A, AMBAC Insured
     4,965,000    5.500%, 12/01/14 .....................................      Aaa/AAA           5,289,910
                  Hawaii State Department of Budget and Finance Special
                     Purpose Revenue (Hawaiian Electric Company, Inc.),
                     Series A, MBIA Insured
     4,125,000    4.950%, 04/01/12 .....................................      Aaa/AAA           4,398,116
                  Hawaii State Department of Budget and Finance Special
                     Purpose  Revenue (Hawaiian Electric Company, Inc.)
                     Refunding Series A-AMT, FGIC Insured
     5,000,000    4.800%, 01/01/25 .....................................      Aaa/AAA           5,081,350
                  Hawaii State Department of Budget and Finance of the
                     State of Hawaii Special Purpose Revenue (Hawaiian
                     Electric Company, Inc., and Subsidiaries Projects),
                     Series A-AMT, MBIA Insured
     5,700,000    5.650%, 10/01/27**** .................................      Aaa/AAA           6,184,557
                  Hawaii State Department of Budget and Finance Special
                     Purpose Revenue (Hawaiian Electric Company, Inc.,
                     and Subsidiaries Projects), Series B-AMT,
                     XL Capital Insured
     1,000,000    5.000%, 12/01/22 .....................................      Aaa/AAA           1,039,860

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII REVENUE BONDS (CONTINUED)                              S&P             VALUE
--------------    ------------------------------------------------------     --------       -------------
                  Hawaii State Department of Budget and Finance Special
                     Purpose Revenue (Hawaiian Electric Company, Inc.),
                     Series D-AMT, AMBAC Insured
$    2,500,000    6.150%, 01/01/20 .....................................      Aaa/AAA       $   2,652,900
                  Hawaii State Department of Budget and Finance Special
                     Purpose Revenue (North Hawaii Community
                     Hospital), VRDO3 Enhancement LOC - First
                     Hawaiian Bank expiring 05/26/09
     1,575,000    3.800%, 05/01/19 .....................................     VMIG1/Aa           1,575,000
                  Hawaii State Department of Budget and Finance Special
                     Purpose Revenue (The Evangelical Lutheran Good
                     Samaritan Society), AMBAC Insured
       250,000    4.700%, 11/01/06 .....................................      Aaa/AAA             250,195
                  Department of Budget and Finance of the State of Hawaii
                     Special Purpose (The Queen's Health System), Series
                     B, MBIA Insured Prerefunded to 07/01/08 @ 102,
                     Collateral: US Treasury Strips 100%
     8,000,000    5.250%, 07/01/23 .....................................      Aaa/AAA           8,386,160
                  Department of Hawaiian Home Lands (State of Hawaii)
     1,310,000    4.150%, 07/01/08 .....................................       A3/NR            1,311,245
     1,525,000    4.350%, 07/01/10 .....................................       A3/NR            1,545,420
     1,245,000    4.450%, 07/01/11 .....................................       A3/NR            1,265,518
                  Housing Finance and Development Corporation (State
                     of Hawaii) Single Family Mortgage,
                     Series A-AMT, FNMA Insured
     2,800,000    5.300%, 07/01/22 .....................................      Aaa/AAA           2,896,292
     4,060,000    5.750%, 07/01/30 .....................................      Aaa/AAA           4,070,191
       960,000    5.400%, 07/01/30 .....................................      Aaa/AAA             989,203
                  Housing Finance and Development Corporation
                     (State of Hawaii) Single Family Mortgage,
                     Series B, FNMA Insured
     9,350,000    5.450%, 07/01/17 .....................................      Aaa/AAA           9,603,852
     6,800,000    5.300%, 07/01/28 .....................................      Aaa/AAA           7,003,728

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII REVENUE BONDS (CONTINUED)                              S&P             VALUE
--------------    ------------------------------------------------------     --------       -------------
                  Housing Finance and Development Corporation (State
                     of Hawaii) University  of Hawaii Faculty Housing
                     Project, , AMBAC Insured
$    2,125,000    5.650%, 10/01/16 .....................................      Aaa/AAA       $   2,137,623
     4,000,000    5.700%, 10/01/25 .....................................      Aaa/AAA           4,023,880
                  State of Hawaii Airport System Revenue, AMT,
                     FGIC Insured
     4,000,000    5.750%, 07/01/17 .....................................      Aaa/AAA           4,324,440
    11,000,000    5.625%, 07/01/18 .....................................      Aaa/AAA          11,813,450
     6,000,000    5.250%, 07/01/21 .....................................      Aaa/AAA           6,267,900
                  State of Hawaii Airport System Revenue, AMT, Second
                     Series, Escrowed to Maturity, MBIA Insured,
                     Collateral: US Government Securities
     6,455,000    6.900%, 07/01/12**** .................................      Aaa/AAA           7,142,393
                  State of Hawaii Airport System , Series B-AMT,
                     FGIC Insured
     3,000,000    8.000%, 07/01/10 .....................................      Aaa/AAA           3,430,830
                  State of Hawaii Harbor Capital Improvement Revenue,
                     AMT, MBIA Insured
     3,850,000    5.750%, 07/01/17 .....................................      Aaa/AAA           3,975,279
                  State of Hawaii Harbor Capital Improvement Revenue,
                     Series B-AMT, AMBAC Insured
     3,000,000    5.500%, 07/01/19 .....................................      Aaa/AAA           3,220,650
                  State of Hawaii Harbor System Revenue,
                     Series A-AMT, FSA Insured
     2,000,000    5.750%, 07/01/17 .....................................      Aaa/AAA           2,147,720
     1,500,000    5.900%, 07/01/21 .....................................      Aaa/AAA           1,617,465
     3,345,000    5.000%, 01/01/31 .....................................      Aaa/AAA           3,467,527
                  State of Hawaii Harbor System Revenue Series A-AMT
     2,415,000    4.750%, 01/01/11 .....................................       A1/A+            2,496,313
                  State of Hawaii Harbor System Revenue,
                     Series B-AMT, FSA Insured
     2,000,000    5.000%, 01/01/11 .....................................      Aaa/AAA           2,094,680

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        HAWAII REVENUE BONDS (CONTINUED)                              S&P             VALUE
--------------    ------------------------------------------------------     --------       -------------
                  State of Hawaii Highway Revenue, FSA Insured,
                     Prerefunded 07/01/11 @100
$    2,720,000    5.500%, 07/01/19 .....................................      Aaa/AAA       $   2,905,123
     1,110,000    5.500%, 07/01/20 .....................................      Aaa/AAA           1,185,547
                  State of Hawaii Highway Revenue
                     Prerefunded 07/01/11 @100, FSA Insured,
                     Collateral: State & Local Government Series 100%
     1,530,000    5.375%, 07/01/14 .....................................      Aaa/AAA           1,650,090
     2,000,000    5.375%, 07/01/20 .....................................      Aaa/AAA           2,156,980
                  State of Hawaii Highway Revenue, Series A,
                     FSA Insured
     1,000,000    5.000%, 07/01/20 .....................................      Aaa/AAA           1,074,630
                  State of Hawaii Highway Revenue, Series B,
                     FSA Insured
     2,000,000    5.000%, 07/01/16 .....................................      Aaa/AAA           2,178,540
                  University of Hawaii Revenue Refunding, Series A,
                     MBIA Insured
    10,000,000    4.500%, 07/15/32*** ..................................      Aaa/AAA           9,924,000
                                                                                            -------------
                                                                                              270,999,897
                                                                                            -------------

                  PUERTO RICO (4.8%)
                  ------------------------------------------------------
                  Puerto Rico Commonwealth Aqueduct and Sewer
                     Authority Revenue Bonds, MBIA Insured
     2,500,000    5.000%, 07/01/15 .....................................      Aaa/AAA           2,548,625
                  Puerto Rico Commonwealth Government Development
                     Bank Senior Notes Series B Revenue
     6,280,000    5.000%, 12/01/06 .....................................     Baa3/BBB           6,290,425
                  Puerto Rico Commonwealth Government Facilities
                     Revenue Bonds, Series A, FSA Insured
     1,600,000    5.250%, 07/01/19 .....................................      NR/AAA            1,816,896
                  Puerto Rico Commonwealth Highway & Transportation
                     Authority Highway Revenue, Series AA, MBIA Insured
     1,000,000    5.500%, 07/01/18 .....................................      Aaa/AAA           1,150,540

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        PUERTO RICO  (CONTINUED)                                      S&P             VALUE
--------------    ------------------------------------------------------     --------       -------------
                  Puerto Rico Commonwealth Highway & Transportation
                     Authority Revenue Series G, FGIC Insured
$    1,000,000    5.250%, 07/01/15 .....................................      Aaa/AAA       $   1,096,050
                  Puerto Rico Commonwealth Public Finance Corp.
                     Revenue Bonds, Series A, Prerefunded 08/01/11 @100,
                     MBIA Insured, Collateral: 38% US Treasury,
                     62% US Government Securities
     5,000,000    5.500%, 08/01/17 .....................................      Aaa/AAA           5,437,850
                  Puerto Rico Commonwealth Public Improvement
                     General Obligation Bonds, MBIA Insured
     1,800,000    5.250%, 07/01/13 .....................................      Aaa/AAA           1,903,644
                  Puerto Rico Commonwealth Public Improvement
                     General Obligation Bonds, Series A, FGIC Insured
     2,000,000    5.500%, 07/01/16 .....................................      Aaa/AAA           2,286,800
                  Puerto Rico Commonwealth Public Improvement
                     General Obligation Bonds, Refunding Series A,
                     MBIA Insured
     6,245,000    5.500%, 07/01/20 .....................................      Aaa/AAA           7,277,985
                  Puerto Rico Commonwealth Public Improvement
                     General Obligation Bonds, Series CR, FSA Insured
     1,060,000    5.250%, 07/01/17 .....................................      Aaa/AAA           1,196,454
                  Puerto Rico Electric Power Authority Power Revenue
                     Bonds Series QQ, XLCA Insured
     3,195,000    5.500%, 07/01/16 .....................................      Aaa/AAA           3,639,169
                                                                                            -------------
                                                                                               34,644,438
                                                                                            -------------
                  Total Investments (Cost $692,072,390)(4) .............      100.6%          721,124,979
                  Other assets less liabilities ........................       (0.6)           (4,361,792)
                                                                             --------       -------------
                  Net Assets ...........................................      100.0%        $ 716,763,187
                                                                             ========       =============

                                                                      PERCENT OF
                PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)   PORTFOLIO
                ----------------------------------------------------  ----------
                Aaa or #Aaa of Moody's or AAA of S&P ...............     96.5%
                Aa of Moody's or AA of S&P .........................      0.8
                A of Moody's or S&P ................................      0.9
                Baa of Moody's or BBB of S&P .......................      1.6
                Not rated (1) ......................................      0.2
                                                                      ----------
                                                                        100.0%
                                                                      ==========

                (1) Any security  not rated (NR) by any of the  approved  rating services has been determined by the Investment Adviser to have sufficient credit quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                (2) Rated AA by Fitch.

                (3) Variable  rate demand  obligations  (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

                (4) See footnote 4 to the financial statements.

                PORTFOLIO ABBREVIATIONS:
                ------------------------
                AMBAC - American Municipal Bond Assurance Corp. AMT - Alternative Minimum Tax
                CIFG - CIFG Assurance North America, Inc.
                FGIC - Financial Guaranty Insurance Co.
                FNMA - Federal National Mortgage Association
                FSA - Financial Security Assurance
                LOC - Letter of Credit
                MBIA - Municipal Bond Investors Assurance
                TCRS - Transferable Custodial Receipts
                VRDO - Variable Rate Demand Obligation
                XLCA - XL Capital Assurance

                *** Security traded on a "when-issued" basis.

                **** Securities   pledged   as   collateral   for  the   Trust's
                     when-issued commitments.

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $694,072,390) ...........................................    $ 721,124,979
   Interest receivable ................................................................        9,299,340
   Receivable for Trust shares sold ...................................................          115,755
   Other assets .......................................................................            3,640
                                                                                           -------------
   Total assets .......................................................................      730,543,714
                                                                                           -------------
LIABILITIES
   Cash overdraft .....................................................................          613,895
   Payable for investment securities purchased ........................................       10,979,190
   Payable for Trust shares redeemed ..................................................        1,116,553
   Dividends payable ..................................................................          512,681
   Distribution and service fees payable ..............................................          281,913
   Adviser and Administrator fees payable .............................................          235,509
   Accrued expenses ...................................................................           40,786
                                                                                           -------------
   Total liabilities ..................................................................       13,780,527
                                                                                           -------------
NET ASSETS ............................................................................    $ 716,763,187
                                                                                           =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     627,871
   Additional paid-in capital .........................................................      688,691,602
   Net unrealized appreciation on investments (note 4) ................................       27,052,589
   Accumulated net realized loss on investments .......................................       (1,699,322)
   Undistributed net investment income ................................................        2,090,447
                                                                                           -------------
                                                                                           $ 716,763,187
                                                                                           =============
CLASS A
   Net Assets .........................................................................    $ 661,498,716
                                                                                           =============
   Capital shares outstanding .........................................................       57,946,014
                                                                                           =============
   Net asset value and redemption price per share .....................................    $       11.42
                                                                                           =============
   Offering price per share (100/96 of $11.42 adjusted to nearest cent) ...............    $       11.90
                                                                                           =============
CLASS C
   Net Assets .........................................................................    $  37,116,676
                                                                                           =============
   Capital shares outstanding .........................................................        3,253,653
                                                                                           =============
   Net asset value and offering price per share .......................................    $       11.41
                                                                                           =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $       11.41*
                                                                                           =============
CLASS Y
   Net Assets .........................................................................    $  18,147,795
                                                                                           =============
   Capital shares outstanding .........................................................        1,587,397
                                                                                           =============
   Net asset value, offering and redemption price per share ...........................    $       11.43
                                                                                           =============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED SEPTEMBER 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME:
     Interest income ...........................................................                                     $  16,851,752
EXPENSES:

     Investment Adviser fees (note 3) ..........................................            $     500,800
     Administrator fees (note 3) ...............................................                  930,063
     Distribution and service fees (note 3) ....................................                  842,678
     Transfer and shareholder servicing agent fees .............................                  231,214
     Trustees' fees and expenses (note 8) ......................................                   72,301
     Shareholders' reports and proxy statements ................................                   62,782
     Legal fees (note 3) .......................................................                   47,822
     Insurance .................................................................                   34,727
     Custodian fees ............................................................                   29,203
     Registration fees and dues ................................................                   17,267
     Auditing and tax fees .....................................................                   10,430
     Chief compliance officer (note 3) .........................................                    2,278
     Miscellaneous .............................................................                   23,433
                                                                                            -------------
                                                                                                2,804,998
     Expenses paid indirectly (note 6) .........................................                  (17,252)
                                                                                            -------------
     Net expenses ..............................................................                                         2,787,746
                                                                                                                     -------------
     Net investment income .....................................................                                        14,064,006

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .....................               (2,268,695)
     Change in unrealized appreciation on investments ..........................                8,277,232
                                                                                            -------------
     Net realized and unrealized gain (loss) on investments ....................                                         6,008,537
                                                                                                                     -------------
     Net change in net assets resulting from operations ........................                                     $  20,072,543
                                                                                                                     =============


                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS ENDED
                                                                                          SEPTEMBER 30, 2006           YEAR ENDED
                                                                                             (UNAUDITED)             MARCH 31, 2006
                                                                                          ------------------         --------------
OPERATIONS:
   Net investment income .......................................................            $  14,064,006             $  27,521,571
   Net realized gain (loss) from securities transactions .......................               (2,268,695)                  569,433
   Change in unrealized appreciation on investments ............................                8,277,232               (12,134,913)
                                                                                            -------------             -------------
   Net change in net assets resulting from operations ..........................               20,072,543                15,956,091
                                                                                            -------------             -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income .......................................................              (13,112,129)              (25,641,795)
   Net realized gain on investments ............................................                       --                  (424,504)

   Class C Shares:
   Net investment income .......................................................                 (574,732)               (1,087,576)
   Net realized gain on investments ............................................                       --                   (22,878)

   Class Y Shares:
   Net investment income .......................................................                 (377,481)                 (791,736)
   Net realized gain on investments ............................................                       --                   (11,663)
                                                                                            -------------             -------------
   Change in net assets from distributions .....................................              (14,064,342)              (27,980,152)
                                                                                            -------------             -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...................................................               25,236,674                55,348,246
   Reinvested dividends and distributions ......................................                7,689,874                15,434,343
   Cost of shares redeemed .....................................................              (43,175,371)              (77,015,557)
                                                                                            -------------             -------------
   Change in net assets from capital share transactions ........................              (10,248,823)               (6,232,968)
                                                                                            -------------             -------------
      Change in net assets .....................................................               (4,240,622)              (18,257,029)

NET ASSETS:
   Beginning of period .........................................................              721,003,809               739,260,838
                                                                                            -------------             -------------
   End of period* ..............................................................            $ 716,763,187             $ 721,003,809
                                                                                            =============             =============
   * Includes undistributed net investment income of: ..........................            $   2,090,447             $   2,090,783
                                                                                            =============             =============


                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

1.    ORGANIZATION

      Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

g) NEW ACCOUNTING PRONOUNCEMENT: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Trust.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management is currently evaluating the effect of SFAS 157 on the Trust's financial statements.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

      Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

      The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2006.

      Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 2006, service fees on Class A Shares amounted to $660,978 of which the Distributor retained $42,069.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2006, amounted to $136,275. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2006, amounted to $45,425. The total of these payments made with respect to Class C Shares amounted to $181,700 of which the Distributor retained $38,622.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 2006, total commissions on sales of Class A Shares amounted to $507,464, of which the Distributor received $49,169.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended September 30, 2006, the Trust incurred $45,537 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner at that firm.

4.    PURCHASES AND SALES OF SECURITIES

      During the six months ended  September  30, 2006,  purchases of securities
and  proceeds  from  the  sales  of  securities   aggregated   $208,008,452  and
$203,578,297, respectively.

      At September 30, 2006, the aggregate tax cost for all securites was $694,072,390. At September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $27,181,476 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $128,887 for a net unrealized appreciation of $27,052,589.

5.    PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6.    EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash uninvested.

7.    CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                                 Six Months Ended
                                                                September 30, 2006                           Year Ended
                                                                   (unaudited)                              March 31, 2006
                                                         --------------------------------          --------------------------------
                                                            Shares              Amount                Shares              Amount
                                                         -----------         ------------          -----------         ------------
CLASS A SHARES:
  Proceeds from shares sold ....................           1,749,402         $ 19,753,266            3,926,945         $ 45,218,301
  Reinvested distributions .....................             639,416            7,229,385            1,260,039           14,507,021
  Cost of shares redeemed ......................          (3,266,854)         (36,912,281)          (5,540,604)         (63,720,316)
                                                         -----------         ------------          -----------         ------------
  Net change ...................................            (878,036)          (9,929,630)            (353,620)          (3,994,994)
                                                         -----------         ------------          -----------         ------------
CLASS C SHARES:
  Proceeds from shares sold ....................             418,733            4,728,828              668,607            7,668,853
  Reinvested distributions .....................              28,756              324,915               52,402              603,838
  Cost of shares redeemed ......................            (434,254)          (4,899,607)            (750,126)          (8,622,247)
                                                         -----------         ------------          -----------         ------------
    Net change .................................              13,235              154,136              (29,117)            (349,556)
                                                         -----------         ------------          -----------         ------------
CLASS Y SHARES:
  Proceeds from shares sold ....................              66,663              754,580              213,435            2,461,092
  Reinvested distributions .....................              11,996              135,574               28,085              323,484
  Cost of shares redeemed ......................            (120,779)          (1,363,483)            (407,103)          (4,672,994)
                                                         -----------         ------------          -----------         ------------
    Net change .................................             (42,120)            (473,329)            (165,583)          (1,888,418)
                                                         -----------         ------------          -----------         ------------
Total transactions in Trust shares .............            (906,921)        $(10,248,823)            (548,320)        $ (6,232,968)
                                                         ===========         ============          ===========         ============

8.    TRUSTEES' FEES AND EXPENSES

      At September 30, 2006 there were 7 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended September 30, 2006 was $60,866, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and outreach Meetings of Shareholders. For the six months ended September 30, 2006, such meeting-related expenses amounted to $11,435.

9.    SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10.   INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions:

                                                      Year Ended March 31,
                                                   2006                  2005
                                                -----------          -----------
Net tax-exempt income ................          $27,503,747          $28,668,394
Ordinary income ......................               17,360               11,607
Long term capital gain ...............              459,045            1,268,125
                                                -----------          -----------
                                                $27,980,152          $29,948,126
                                                ===========          ===========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to the deferral of losses incurred after October 31, 2005.

      As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain                                 $   875,012
Unrealized appreciation                                               18,469,717
Undistributed tax-exempt income                                        2,090,783
                                                                     -----------
                                                                     $21,435,512
                                                                     ===========

As of March 31, 2006 there were post-October capital loss deferrals of $305,640 which will be recognized in the following year.

                             HAWAIIAN TAX-FREE TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            Class A
                                                            ----------------------------------------------------------------------
                                                            Six Months
                                                               Ended                         Year Ended March 31,
                                                              9/30/06       ------------------------------------------------------
                                                            (unaudited)      2006        2005        2004        2003        2002
                                                            -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period .....................    $11.32        $11.51      $11.83      $11.73      $11.26      $11.37
                                                              ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
  Net investment income + ................................      0.22          0.43        0.45        0.46        0.48        0.51
  Net gain (loss) on securities (both realized
    and unrealized) ......................................      0.10         (0.18)      (0.30)       0.10        0.47       (0.10)
                                                              ------        ------      ------      ------      ------      ------
  Total from investment operations .......................      0.32          0.25        0.15        0.56        0.95        0.41
                                                              ------        ------      ------      ------      ------      ------
Less distributions (note 10):
  Dividends from net investment income ...................     (0.22)        (0.43)      (0.45)      (0.46)      (0.48)      (0.52)
  Distributions from capital gains .......................        --         (0.01)      (0.02)         --          --          --
                                                              ------        ------      ------      ------      ------      ------
  Total distributions ....................................     (0.22)        (0.44)      (0.47)      (0.46)      (0.48)      (0.52)
                                                              ------        ------      ------      ------      ------      ------
Net asset value, end of period ...........................    $11.42        $11.32      $11.51      $11.83      $11.73      $11.26
                                                              ======        ======      ======      ======      ======      ======
Total return (not reflecting sales charge) ...............      2.90%*        2.19%       1.33%       4.83%       8.57%       3.62%

Ratios/supplemental data
  Net assets, end of period (in millions) ................    $  661        $  666      $  681      $  694      $  675      $  625

  Ratio of expenses to average net assets ................      0.75%**       0.74%       0.74%       0.73%       0.71%       0.72%

  Ratio of net investment income to average
    net assets ...........................................      3.96%**       3.76%       3.90%       3.89%       4.15%       4.51%

  Portfolio turnover rate ................................        25%*          22%         10%          8%          5%         13%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ................      0.74%**       0.74%       0.74%       0.72%       0.70%       0.70%

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not Annualized.
**    Annualized.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            Class C
                                                            ----------------------------------------------------------------------
                                                            Six Months
                                                               Ended                         Year Ended March 31,
                                                              9/30/06       ------------------------------------------------------
                                                            (unaudited)      2006        2005        2004        2003        2002
                                                            -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period .....................    $11.31        $11.50      $11.82      $11.73      $11.26      $11.36
                                                              ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
  Net investment income + ................................      0.18          0.34        0.36        0.36        0.38        0.41
  Net gain (loss) on securities (both realized
    and unrealized) ......................................      0.10         (0.18)      (0.30)       0.09        0.48       (0.08)
                                                              ------        ------      ------      ------      ------      ------
  Total from investment operations .......................      0.28          0.16        0.06        0.45        0.86        0.33
                                                              ------        ------      ------      ------      ------      ------
Less distributions (note 10):
  Dividends from net investment income ...................     (0.18)        (0.34)      (0.36)      (0.36)      (0.39)      (0.43)
  Distributions from capital gains .......................        --         (0.01)      (0.02)         --          --          --
                                                              ------        ------      ------      ------      ------      ------
  Total distributions ....................................     (0.18)        (0.35)      (0.38)      (0.36)      (0.39)      (0.43)
                                                              ------        ------      ------      ------      ------      ------
Net asset value, end of period ...........................    $11.41        $11.31      $11.50      $11.82      $11.73      $11.26
                                                              ======        ======      ======      ======      ======      ======
Total return (not reflecting sales charge) ...............      2.49%*        1.37%       0.53%       3.91%       7.70%       2.91%
Ratios/supplemental data
  Net assets, end of period (in millions) ................    $ 37.1        $ 36.7      $ 37.6      $ 38.2      $ 33.8      $ 24.1
  Ratio of expenses to average net assets ................      1.55%**       1.54%       1.54%       1.54%       1.51%       1.51%
  Ratio of net investment income to average
    net assets ...........................................      3.16%**       2.96%       3.10%       3.08%       3.33%       3.68%
  Portfolio turnover rate ................................        25%*          22%         10%          8%          5%         13%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ................      1.54%**       1.54%       1.54%       1.52%       1.50%       1.50%

                                                                                            Class Y
                                                            ----------------------------------------------------------------------
                                                            Six Months
                                                               Ended                         Year Ended March 31,
                                                              9/30/06       ------------------------------------------------------
                                                            (unaudited)      2006        2005        2004        2003        2002
                                                            -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period .....................    $11.34        $11.52      $11.84      $11.75      $11.28      $11.39
                                                              ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
  Net investment income + ................................      0.24          0.46        0.48        0.48        0.50        0.52
  Net gain (loss) on securities (both realized
    and unrealized) ......................................      0.09         (0.18)      (0.30)       0.09        0.47       (0.09)
                                                              ------        ------      ------      ------      ------      ------
  Total from investment operations .......................      0.33          0.28        0.18        0.57        0.97        0.43
                                                              ------        ------      ------      ------      ------      ------
Less distributions (note 10):
  Dividends from net investment income ...................     (0.24)        (0.45)      (0.48)      (0.48)      (0.50)      (0.54)
  Distributions from capital gains .......................        --         (0.01)      (0.02)         --          --          --
                                                              ------        ------      ------      ------      ------      ------
  Total distributions ....................................     (0.24)        (0.46)      (0.50)      (0.48)      (0.50)      (0.54)
                                                              ------        ------      ------      ------      ------      ------
Net asset value, end of period ...........................    $11.43        $11.34      $11.52      $11.84      $11.75      $11.28
                                                              ======        ======      ======      ======      ======      ======
Total return (not reflecting sales charge) ...............      2.92%*        2.48%       1.54%       4.97%       8.77%       3.80%

Ratios/supplemental data

  Net assets, end of period (in millions) ................    $ 18.1        $ 18.5      $ 20.7      $ 23.5      $ 25.2      $ 19.3
  Ratio of expenses to average net assets ................      0.55%**       0.54%       0.54%       0.53%       0.51%       0.52%
  Ratio of net investment income to average
    net assets ...........................................      4.16%**       3.96%       4.09%       4.09%       4.33%       4.69%
  Portfolio turnover rate ................................        25%*          22%         10%          8%          5%         13%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ................      0.54%**       0.54%       0.54%       0.52%       0.50%       0.50%

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not Annualized.
**    Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on April 1, 2006 and held for the six months ended September 30, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED SEPTEMBER 30, 2006

                     ACTUAL
                  TOTAL RETURN       BEGINNING         ENDING         EXPENSES
                    WITHOUT           ACCOUNT          ACCOUNT      PAID DURING
                 SALES CHARGES(1)      VALUE            VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A               2.90%          $1,000.00        $1,029.00      $    3.76
--------------------------------------------------------------------------------
Class C               2.49%          $1,000.00        $1,024.90      $    7.82
--------------------------------------------------------------------------------
Class Y               2.92%          $1,000.00        $1,029.20      $    2.75
--------------------------------------------------------------------------------
(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.54% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED SEPTEMBER 30, 2006

                  HYPOTHETICAL
                   ANNUALIZED        BEGINNING         ENDING         EXPENSES
                      TOTAL           ACCOUNT          ACCOUNT      PAID DURING
                     RETURN            VALUE            VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A               5.00%          $1,000.00        $1,021.36      $    3.75
--------------------------------------------------------------------------------
Class C               5.00%          $1,000.00        $1,017.35      $    7.79
--------------------------------------------------------------------------------
Class Y               5.00%          $1,000.00        $1,022.36      $    2.74
--------------------------------------------------------------------------------
(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.54% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the "Trust") was held on September 19, 2006. The holders of shares representing 74% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                                DOLLAR AMOUNT OF VOTES:
                                -----------------------
        TRUSTEE                 FOR             WITHHELD
        -------                 ---             --------
        Thomas W. Courtney      $511,576,413    $2,956,509
        Diana P. Herrmann       $519,622,096    $2,849,813
        Stanley W. Hong         $519,252,177    $3,219,721
        Theodore T. Mason       $519,074,580    $3,397,328
        Russell K. Okata        $517,267,809    $5,204,088
        Douglas Philpotts       $518,473,532    $3,998,377
        Oswald K. Stender       $516,605,585    $5,866,323

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust's independent registered public accounting firm.

                                DOLLAR AMOUNT OF VOTES:
                                -----------------------
                                FOR             AGAINST        ABSTAIN
                                ---             -------        -------
                                $516,045,615    $  827,175     $5,599,117

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

      Renewal until June 30, 2007 of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in June, 2006. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreement to be renewed;
      o     A term sheet describing the material terms of the agreement;
      o     The Annual Report of the Trust for the year ended March 31, 2006;
      o A report, prepared by the Adviser and Administrator and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and
      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered, the following factors:

      THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER.

      The Adviser has employed Mr. Robert Crowell as portfolio manager for the Trust and has provided facilities for credit analysis of the Trust's portfolio securities. Mr. Crowell, based in Honolulu, has provided local information regarding specific holdings in the Trust's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Hawaii in light of prevailing interest rates and local economic conditions.

      The Board considered that the Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

      The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

      THE INVESTMENT PERFORMANCE OF THE TRUST AND ADVISER.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of 1) its local competitors, 2) single-state intermediate municipal bond funds of similar duration and quality, and 3) a benchmark index. It was noted that the materials provided by the Adviser indicated that compared to the four largest competitive Hawaii funds, the Trust has had investment performance that is generally lower compared to that of its peers but generally higher compared to similarly managed funds with the like duration and quality portfolio characteristic for one-, five- and ten-year periods. The Board considered these results to be consistent with the purposes of the Trust.

      The Board concluded that the performance of the Trust, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

      THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust's local competitors, all of which had higher management fees, except for one.

      The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under the Advisory Agreement.

      THE EXTENT TO WHICH  ECONOMIES  OF SCALE  WOULD BE  REALIZED  AS THE TRUST
GROWS.

      Data provided to the Trustees showed that the Trust's asset size had slightly declined in recent years. They concluded that the recent increase in prevailing interest rates and the possibility of further increases might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the Trust's fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

      BENEFITS DERIVED OR TO BE DERIVED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Fundssm produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

FOUNDERS

Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

ADMINISTRATOR

AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER

ASSET MANAGEMENT GROUP of
BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES

Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS

Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Robert W. Anderson, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR

AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.  CODE OF ETHICS.

		Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

		Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

  (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

  (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
December 6, 2006


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
December 6, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
December 6, 2006

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 6, 2006






HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX


(a) (2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.